Acquisitions - 2020 business acquisitions (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 01, 2020 USD ($) EquityInstruments item shares	Jul. 31, 2020 USD ($) EquityInstruments shares	Aug. 31, 2018 USD ($) ft² item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	May 31, 2021 USD ($)	May 01, 2021 USD ($)	Nov. 30, 2020 USD ($)	Aug. 17, 2020 USD ($) EquityInstruments	Apr. 30, 2020 USD ($)	Feb. 29, 2020 USD ($)	Jan. 10, 2020 USD ($) EquityInstruments	Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration liability				$ 28,839	$ 1,898
Roll over option consideration							$ 132,200
Prepayment of acquisition consideration					132,234
Dispensaries located in Amesbury, Salisbury and Salem | Alternative Therapies Group, Inc. - ("ATG")
Disclosure of detailed information about business combination [line items]
Cash consideration				7,500
Cura Partners, Inc. - ("Cura" or "Select")
Disclosure of detailed information about business combination [line items]
Shares issued value	$ 251,900
Value of shares held in escrow	17,400
Contingent consideration liability	28,400
Roll over option consideration	$ 26,100
Number of shareholders elected cash in lieu of consideration | item	2
Cash paid										$ 600
Gain on change in contingent consideration					$ 28,400
Transaction cost				7,500
Cura Partners, Inc. - ("Cura" or "Select") | Revenue achieved exceeding $300,000
Disclosure of detailed information about business combination [line items]
Revenue target threshold	$ 300,000
Contingent cash earnout	200,000
Cura Partners, Inc. - ("Cura" or "Select") | Minimum
Disclosure of detailed information about business combination [line items]
Revenue target threshold	130,000
Cura Partners, Inc. - ("Cura" or "Select") | Maximum
Disclosure of detailed information about business combination [line items]
Revenue target threshold	$ 250,000
Cura Partners, Inc. - ("Cura" or "Select") | SVS
Disclosure of detailed information about business combination [line items]
Number of shares issued | EquityInstruments	55,000,000
Contingent additional shares issued | shares	40,555,556
Number of Shares, Payout Criteria not met | shares	40,555,556
Remedy Compassion Center, Inc. - ("Remedy")
Disclosure of detailed information about business combination [line items]
Consideration paid											$ 2,400
Primary Organic Therapy, Inc. - ("MEOT")
Disclosure of detailed information about business combination [line items]
Cash paid		$ 8,000
Contingent cash earnout		2,000
Contingent cash consideration fair value		40
Curaleaf NJ, Inc. ("CLNJ")
Disclosure of detailed information about business combination [line items]
Notes receivable applied to purchase consideration		83,200
GR Companies, Inc. - ("Grassroots")
Disclosure of detailed information about business combination [line items]
Consideration paid						$ 687,400
Acquisition related cost		51,500
Transaction cost		7,600
Prepayment of acquisition consideration		$ 132,200
Amount of additional license recognized in intangible assets				$ 53,400
Number of additional license recognized as intangible assets | item				2
Number of license classified as held for sale | item				1
Number of license related to entity yet to commence operations | item				1
GR Companies, Inc. - ("Grassroots") | SVS
Disclosure of detailed information about business combination [line items]
Number of shares issued | EquityInstruments		103,455,816
Shares issued value		$ 564,500
Shares held in escrow | shares		12,851,005
Value of shares held in escrow		$ 71,400
PalliaTech Florida, LLC
Disclosure of detailed information about business combination [line items]
Equity interest acquired									11.40%			11.40%
Consideration paid												$ 2,500
PalliaTech Florida, LLC | Secured Promissory Notes
Disclosure of detailed information about business combination [line items]
Repayment of secured promissory notes									$ 1,750
PalliaTech Florida, LLC | SVS
Disclosure of detailed information about business combination [line items]
Number of shares issued | EquityInstruments									2,375,000			1,772,062
Alternative Therapies Group, Inc. - ("ATG")
Disclosure of detailed information about business combination [line items]
Facility area acquired | ft²			53,600
Number of dispensaries | item			3
Cash paid								$ 7,500					$ 42,500
Consideration paid			$ 50,000
Transaction cost			$ 200